Loans and Allowance for Loan Losses - Additional information about Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Impaired loans
Recorded Investment, With no related allowance recorded	$ 2,576	$ 2,093
Unpaid Principal Balance, With no related allowance recorded	2,889	2,451
Recorded Investment, With an allowance recorded	4,819	6,385
Unpaid Principal Balance, With an allowance recorded	5,566	7,067
Specific Reserves, With an allowance recorded	615	1,194
Total impaired loans, Recorded Investment	7,395	8,478
Total impaired loans, Unpaid Principal Balance	8,455	9,518
Commercial, financial, and agricultural
Impaired loans
Recorded Investment, With no related allowance recorded	342	1,264
Unpaid Principal Balance, With no related allowance recorded	487	1,550
Recorded Investment, With an allowance recorded	1,172	1,164
Unpaid Principal Balance, With an allowance recorded	1,470	1,236
Specific Reserves, With an allowance recorded	311	551
Residential real estate
Impaired loans
Recorded Investment, With no related allowance recorded	697	561
Unpaid Principal Balance, With no related allowance recorded	784	602
Recorded Investment, With an allowance recorded	3,159	4,232
Unpaid Principal Balance, With an allowance recorded	3,482	4,458
Specific Reserves, With an allowance recorded	264	579
Commercial real estate
Impaired loans
Recorded Investment, With no related allowance recorded	1,388	115
Unpaid Principal Balance, With no related allowance recorded	1,433	119
Recorded Investment, With an allowance recorded	323	735
Unpaid Principal Balance, With an allowance recorded	425	1,093
Specific Reserves, With an allowance recorded	23	37
Commercial real estate | Construction
Impaired loans
Recorded Investment, With no related allowance recorded	137	153
Unpaid Principal Balance, With no related allowance recorded	173	180
Installment and other consumer
Impaired loans
Recorded Investment, With no related allowance recorded	12
Unpaid Principal Balance, With no related allowance recorded	12
Recorded Investment, With an allowance recorded	165	254
Unpaid Principal Balance, With an allowance recorded	189	280
Specific Reserves, With an allowance recorded	$ 17	$ 27